Fair Value of Financial Instruments - Non-recurring Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2013	Jan. 23, 2013 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Predecessor [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Predecessor [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Customer Relationships [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Buildings and Improvements [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Customer relationships								$ 2.8	$ 2.8
Buildings and improvements								2.4	2.4
Impairment Losses				$ (13.3)			$ (13.3)			$ (1.5)	$ (11.8)